Restatement of Previously Issued Quarterly Financial Statements (Unaudited) (Details) - Schedule of condensed consolidated statements of operations (unaudited) (Parentheticals) - $ / shares	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2021
As Previously Reported [Member]
Condensed Income Statements, Captions [Line Items]
Net Income (Loss) per share - diluted	$ (0.022)	$ (0.212)	$ (0.33)
Weighted Average Shares Outstanding - diluted	159,448,204	131,863,780	139,061,084
Adjustments [Member]
Condensed Income Statements, Captions [Line Items]
Net Income (Loss) per share - diluted	$ (0.007)	$ (0.010)
Weighted Average Shares Outstanding - diluted	159,448,204	131,863,780
As Restated [Member]
Condensed Income Statements, Captions [Line Items]
Net Income (Loss) per share - diluted	$ (0.029)	$ (0.222)	$ (0.39)
Weighted Average Shares Outstanding - diluted	159,448,204	131,863,780	139,061,084